Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income attributable to Pyxis Tankers Inc.	$ 12,868	$ 37,037	$ 13,392
Less: Dividend Series A Convertible Preferred Stock	(562)	(810)	(885)
Less: Deemed dividend on redeemed Series A Convertible Preferred Stock	(2,682)
Net income attributable to common shareholders	9,624	36,227	12,507
Dividend Series A Convertible Preferred Stock		810	885
Net income attributable to common shareholders, diluted		$ 37,037	$ 13,392
Preferred shares		1,884,718	2,026,909
Weighted average number of common shares, basic	10,524,511	10,701,059	10,613,672
Weighted average number of common shares, diluted	10,524,511	12,585,777	12,640,581
Income per common share, basic	$ 0.91	$ 3.38	$ 1.18
Income per common share, diluted	$ 0.91	$ 2.94	$ 1.06